Tradr 2X Long GEV Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$52,192,958
TOTAL NET ASSETS — 100.0%	$52,192,958

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	GE Vernova, Inc.	Receive	5.38% (OBFR01* + 175bps)	At Maturity	8/12/26	$64,226,185	$-	$33,660,030
TOTAL EQUITY SWAP CONTRACTS								$33,660,030

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.